Other assets - Summary of other assets (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other assets.
Advances given for property, plant and equipment	₺ 5,348,551	₺ 7,303,757
Deposits and guarantees given	1,228,760	1,022,791
Prepaid expenses	721,619	353,299
VAT receivable	648,907	495,757
Others	262,112	271,779
Other non-current assets	8,209,949	9,447,383
VAT receivable	3,578,544	2,236,204
Prepaid expenses	3,630,099	2,822,005
Prepaid taxes	324,242	270,954
Restricted cash	888,473	963,438
Advances given to suppliers	285,348	280,361
Receivables from tax office	2,571	367,343
Others	191,186	1,053,283
Other current assets	₺ 8,900,463	₺ 7,993,588